FAIR VALUE OF INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2025
EBP 039
EBP, Investment, Fair Value and NAV [Line Items]
Schedule of Investments Carried at Fair Value
The following tables provide the investments carried at fair value measured on a recurring basis as of December 31, 2025 and 2024:

	December 31, 2025
	Level 1	Level 2	Level 3	Total
Short-term investments	$—	$277,679	$—	$277,679
RTX common stock	22,628,626	—	—	22,628,626
Mutual funds	140,656,695	—	—	140,656,695
Total	$163,285,321	$277,679	$—	$163,563,000

	December 31, 2024
	Level 1	Level 2	Level 3	Total
Short-term investments	$—	$294,225	$—	$294,225
RTX common stock	14,780,221	—	—	14,780,221
Mutual funds	105,575,278	—	—	105,575,278
Total	$120,355,499	$294,225	$—	$120,649,724